Fair Value of Measurements - Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs (Details) - Level 3 - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
Derivative warrant liability, beginning balance	$ 424,940	$ 5,571,410		$ 5,571,410
Issuance of Private Warrants			$ 10,551,330
Change in fair value of derivative warrant liability	236,070	(2,691,270)	(5,665,840)	(5,146,470)
Derivative warrant liability, ending balance	$ 661,010	$ 2,880,140	5,571,410	$ 424,940
Over-allotment option
Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
Issuance of Private Warrants			$ 685,920